Significant Accounting Policies (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash equivalents	$ 0	$ 0
Right-of-use assets
Statement [Line Items]
Estimated useful life	useful life or the lease term, whichever is shorter
Machinery and Equipment
Statement [Line Items]
Estimated useful life	5-10 years
Computer Equipment
Statement [Line Items]
Estimated useful life	3 years